Stock Options - Schedule of Stock Options (Details) - Stock Options [Member] - USD ($)		12 Months Ended
	Nov. 01, 2021	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Stock Options [Line Items]
Number of shares, Ending balance	995,248	1,422,307	2,004,135	1,524,619
Weighted Average Shares ($) Ending balance	$ 0.08	$ 0.09	$ 0.08	$ 0.08
Weighted Average (Years) Ending balance	8 years 2 months 26 days	7 years 7 days	7 years 6 months 21 days	8 years 18 days
Intrinsic Value Ending balance	$ 716,579	$ 6,980,951	$ 140,289	$ 1,097,726
Number of shares Recapitalization of options		(777,241)
Weighted Average Shares Recapitalization of options
Weighted Average (Years) Recapitalization of options
Intrinsic Value Recapitalization of options
Number of shares Issued		239,990	481,016	529,371
Weighted Average Shares Issued		$ 0.15	$ 0.08	$ 0.08
Weighted Average (Years) Issued		1 year 4 months 13 days	8 months 23 days	9 months 7 days
Intrinsic Value Issued		$ 1,163,951	$ 33,671	$ 381,147
Number of shares Canceled		(44,577)
Weighted Average Shares Canceled		$ 0.08
Weighted Average (Years) Canceled		5 years 7 months 24 days
Intrinsic Value Canceled
Number of shares Expired
Weighted Average Shares ($) Expired
Weighted Average (Years) Expired
Intrinsic Value Expired
Number of shares Exercised			(1,500)
Weighted Average Shares Exercised			$ 0.08
Weighted Average (Years) Exercised			8 months 23 days
Intrinsic Value Exercised